Risks and uncertainties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Risks and Uncertainties [Abstract]
Provision for expected credit losses on trade receivables	$ 56,385